23. LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases Tables Abstract
Financial leases for current non-derivative financial liabilities
Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
80,420	393,106	—	473,526

Detail of minimum payments payable
Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
293,950	828,915	824,293	1,947,158

Details of operating leases used
	From January 1	From January 1	From January 1
	to December 31, 2018	to December 31, 2017	to December 31, 2016
	ThCh$	ThCh$	ThCh$
Leases used	7,263,735	6,530,593	6,870,636
Total	7,263,735	6,530,593	6,870,636